31. COMMITMENTS AND CONTINGENT LIABILITIES (Details Narrative) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of contingent liabilities in business combination [line items]
Operating property lease commitments expenses	$ 7,300	$ 6,400	$ 6,500
Customer prepayments	503,400	$ 390,200
Brazilian Tax Authorities [Member]
Disclosure of contingent liabilities in business combination [line items]
Additional taxes and interest	38,900
Canada Revenue Agency [Member]
Disclosure of contingent liabilities in business combination [line items]
Additional taxes and interest	$ 9,000